Note 6 - Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	December 31, 2024
	(USD in thousands)
	Carrying amount	Contractual cash flows	< 1 year	1– 5 years	>5 years	Total
		(USD in thousands)
Borrowings	$8,167	$10,559	$385	$10,174	$—	$10,559
Lease payables	1,934	2,544	325	1,370	849	2,544
Trade payables	2,968	2,968	2,968	—	—	2,968
Provisions	141	141	—	—	141	141
Other payables	67	67	67	—	—	67
Total	$13,277	$16,279	$3,745	$11,544	$990	$16,279
	December 31, 2023
	(USD in thousands)
	Carrying amount	Contractual cash flows	< 1 year	1– 5 years	>5 years	Total
		(USD in thousands)
Borrowings	$8,648	$11,970	$391	$11,455	$123	$11,970
Lease payables	2,222	3,033	338	1,422	1,273	3,033
Trade payables	2,689	2,689	2,689	—	—	2,689
Provisions	149	149	—	—	149	149
Other payables	112	112	112	—	—	112
Total	$13,820	$17,953	$3,530	$12,877	$1,545	$17,953

Disclosure of fair value measurement of liabilities [text block]
	Years Ended December 31, 2024
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$8,143
Loan from lessor	—	—	815
Total financial liabilities measured at amortized cost by level	$—	$—	$8,958
	Years Ended December 31, 2023
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities measured at fair value
EIB Warrants	$190	$—	$—
2023 SPA Investor Warrants	—	—	2,714
Total financial liabilities measured at fair value through profit or loss by level	$190	$—	$2,714

Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$8,566
Loan from lessor	—	—	1,022
Total financial liabilities measured at amortized cost by level	$—	$—	$9,588

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
	Years Ended December 31,
	2024	2023
Exercise price	—	$0.71
Remaining contractual term (in years)	—	1.49
Expected share price volatility	—	85%
Risk-free interest rate	—	4.60%
Expected dividends	—	—

Disclosure of financial liabilities [text block]
	Total Derivative Liability	2023 SPA Warrants	2024 Investor Warrants
	(USD in thousands)
Carrying amount at January 1, 2024	$2,714	$2,714	$—
Initial recognition of derivative liability	8,585	—	8,585
Remeasurement of derivative liability	(3,925)	(2,156)	(1,769)
Reclassification of derivative liability	(7,374)	(558)	(6,816)
Carrying amount at December 31, 2024	$—	$—	$—
Warrant Liability
(USD in thousands)
Carrying amount at December 31, 2022	$573
Remeasurement of warrant liability	(392)
Foreign currency translation	9
Carrying amount at December 31, 2023	$190
Remeasurement of warrant liability	(190)
Foreign currency translation	—
Carrying amount at December 31, 2024	$—